[GRAPHIC APPEARS HERE]                                      Interim Report
                                                            -------
                                                            as of March 31, 1999

                                    Evergreen
                                  Masters Fund



                  [LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------


Letter to Shareholders ....................................................    1
Evergreen Masters Fund
  Fund at a Glance ........................................................    2
  Portfolio Manager Commentary ............................................    4
Financial Highlights
  Evergreen Masters Fund ..................................................    8
Schedule of Investments
  Evergreen Masters Fund ..................................................   10
Statements of Assets and Liabilities ......................................   15
Statements of Operations ..................................................   16
Statements of Changes in Net Assets .......................................   17
Combined Notes to Financial
Statements ................................................................   18

--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------
Evergreen Funds is one of the nation's fastest growing investment companies with over $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.
--------------------------------------------------------------------------------

This report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees, charges and other ongoing expenses, and should be read carefully before investing or sending money.

              ------------------------------------------------------------------
Mutual Funds:   ARE NOT FDIC INSURED   May lose value o Are not bank guaranteed
              ------------------------------------------------------------------

                          Evergreen Distributor, Inc.
    Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                    May 1999


(PHOTO OF WILLIAM M. ENNIS APPEARS HERE)

William M. Ennis
Managing Director

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Masters Fund interim report, which covers the three-month period ended March 31, 1999.

Continued Strength
in the Domestic
Economy

After stock markets around the world, including the United States, declined dramatically last summer and into the early fall, the Federal Reserve's actions to lower interest rates in late 1998 helped restore investor confidence. The U.S. stock market rallied strongly during the final quarter of 1998 and into the first quarter of 1999.

Throughout the period, the strong performance of large capitalization growth stocks continued. Investors who focused on this small group of stocks, particularly technology stocks, fared well. Currently, the stock market is responding positively to the combination of low inflation, low interest rates and low unemployment. The economy appears strong and investor confidence seems high. We remain cautiously optimistic about the stock market.

Year 2000 Preparation/1/

At Evergreen, we continue to prepare ourselves to provide uninterrupted service and communication with all our shareholders throughout the end of 1999 and right through the date change into the Year 2000 and beyond. As of the end of April, when this report was finalized, we have completed 75% of the testing of internal systems and are rapidly moving through the remaining systems. In March, we successfully participated in industry-wide testing with the Securities Industry Association. We are confident that our efforts will enable our shareholders to receive the same Evergreen products and services we deliver today.

As always, we encourage all shareholders to diversify their mutual fund portfolios and we suggest you consult with your financial advisor for an allocation strategy that helps you meet your investment goals and objectives. Evergreen Funds offers a wide range of funds that includes multiple investment styles to help you find one that is appropriate in your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,


/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds



/1/ The information above constitutes Year 2000 readiness disclosure.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                 Masters Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999


--------------------------------------------------------------------------------
                           Performance and Returns*
--------------------------------------------------------------------------------
Portfolio Inception Date: 12/31/98     Class A    Class B    Class C    Class Y

Class Inception Date                  12/31/98   12/31/98   12/31/98   12/31/98
 ................................................................................
Cumulative Since Inception             (2.30)%    (2.40)%    (2.50)%    (2.30)%
w/o sales charge
 ................................................................................
Cumulative Since Inception             (6.95%)    (7.28%)    (3.47%)      N/A
with sales charge
 ................................................................................
Maximum Sales Charge                    4.75%      5.00%      1.00%       N/A
                                     Front End      CDSC       CDSC
 ................................................................................

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


                    Evergreen Masters A    Consumer Price Index - US   S & P 500 Composite     S & P Midcap 400 Composite
Period End                 Value                   Value                     Value
12/31/98
1/31/99                   10,000                  10,000                    10,000                     10,000
2/28/99                    9,530                  10,012                     9,689                      9,376
3/31/99                    9,770                  10,024                    10,077                      9,638



Comparison of a $10,000 investment in Evergreen Masters Fund, Class A shares, versus a similar investment in the Standard & Poor's 500(R) Stock Index, the S&P 400 MidCap Index, and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P 500 Stock Index and the S&P 400 MidCap Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                 Masters Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999


Market Overview

The Evergreen Masters Fund's performance, since its inception on December 31, 1998, reflects the varied performance of the four investment portfolios in the Fund. Class A shares had a -2.30% return, unadjusted for any sales charge, for the three months ended March 31, 1999. In comparison, the Standard & Poor's 500(R) Stock Index (S&P 500) produced a 4.86% return for the same three-month period and a 27.34% return for the six-month period ended March 31, 1999. The S&P Midcap 400 Index generated a -6.68% return for the three-month period and a 20.02% return for the six-month period ended March 31, 1999.

During the six-month period reflected in this report, the U.S. stock market made strong gains. Buoyed by Federal Reserve Board interest rate cuts, a strong economy and solid corporate profits, the market's rise catapulted the DJIA above the 10,000 level for the first time in history. The Dow's sharp rise, however, masked an important trend. Market "breadth" -- the number of stocks that participated in the market's upward climb -- was very narrow. As had been the case for all of 1998, investors sought the high quality and liquidity of the largest of large cap stocks. As a result, large cap stocks were market leaders. Returns on smaller cap stocks significantly lagged those of large caps, and the performance of value stocks trailed that of growth stocks.

Evergreen Masters Fund is composed of four separate portfolios; each managed by a different investment advisor. Together these portfolios provide a diversified growth fund. Each investment manager brings a unique investment approach to the Fund. As a result, the Fund has the potential to benefit from various investment methods and styles.

                                   Portfolio
                                Characteristics
                                ---------------

              Total Net Assets                      $254,772,065
              Number of Holdings                             408
              P/E Ratio                                    40.0x

                               Top 5 Industries
                               ----------------
                             (based on net assets)

              Information Services & Technology            16.0%
              Retailing & Wholesale                        12.8%
              Healthcare Products & Services               12.2%
              Finance & Insurance                           9.6%
              Banks                                         4.3%



                                Top 10 Holdings
                                ---------------
                             (based on net assets)

              Microsoft Corp.                               2.6%
              Wal-Mart Stores, Inc.                         1.7%
              Gemstar Group Ltd.                            1.4%
              International Business Machines Corp          1.3%
              Intel Corp.                                   1.2%
              BJ's Wholesale Club, Inc.                     1.2%
              Time Warner, Inc.                             1.2%
              General Electric Co.                          1.1%
              Schering-Plough Corp.                         1.0%
              AT & T Corp.                                  1.0%

--------------------------------------------------------------------------------
                                   EVERGREEN
                                 Masters Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary



Mid-Cap Value Portfolio


                                  Portfolio
                                  Management
                                  ----------

                   [PHOTO OF STEPHEN A LEIBER APPEARS HERE]

                               Stephen A Leiber,
                                   Evergreen
                                Tenure: 12/31/98

This portfolio covers the mid-cap value segment of the investment spectrum. Its selections are generally companies in the $1 billion to $5 billion market capitalization range. Our focus in building this portfolio has been on choosing investments that we feel have outstanding business franchise values and significant growth potential, yet are comparatively undervalued. While not a segment which has been popular in the recent phase of the stock market's advance, this portfolio has had some outstanding gains while remaining consistent to its strategy.

For the first quarter, the performance leader in the portfolio was Jones Apparel Group, Inc., whose shares rose 68.6% from our purchase; Gucci Group N.V. was up 59.5%; and Frontier Corp. was up 54.3%. We purchased Jones Apparel Group, Inc., shares when they were depressed by the market's negative reaction toward the company's proposal to acquire Nine West Group Inc.

We purchased Gucci Group N.V. shares when the market was apparently preoccupied with the risk to its business from slowed Asian economies, and the shares of Frontier Corp. while it was regarded as just a minor participant in the telecommunications industry. Gucci Group N.V. subsequently received an acquisition bid from LVMH-Moet Hennessy Louis Vuitton (France). Frontier Corp. received a bid from Global Crossing Ltd. Other undervalued business franchises which performed well during this period included BJ's Wholesale Club Inc., up 16.9%; Newell Rubbermaid Inc., up 15.0%; Tandy Corp., up 14.4%; and BankBoston Corp., up 10.9%. Each company in this latter group continued its momentum into the second quarter.

The purchases described above were illustrative of the "value timing" strategy, which seeks to buy growth stocks on a value basis by careful emphasis of the timing of purchases. Immediate results from this kind of strategy are not always assured. Several stocks declined 20% or more subsequent to initial purchase, including: Centex Corp., Countrywide Credit Industries, Inc., Health Management Associates, Inc., Saks, Inc., Kaufman & Broad Home Corp., Armstrong World Industries, Inc., Bowne & Co., Inc., and Rite Aid Corp. Each of these issues, with the exception of Rite Aid Corp., enjoyed a substantial recovery up to this writing in the second quarter. Several of these stocks achieved price recoveries and further advances after the publication of their first quarter 1999 earnings. We had selected the issues because we thought the market was too pessimistic about the potential and long-term business values of these companies. Careful, scaled buying is an area in which the portfolio can find growth opportunities in undervaluation.

Because corporate profits for the first quarter are generally above anticipated levels, we expect ever-increasing interest by investment managers and investors in opportunities in the mid-cap value sector in which this segment of the Masters Fund is positioned.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                 Masters Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary


Evergreen Mid-Cap Growth Portfolio

 Portfolio
Management
----------

(PHOTO OF MARK REGAN APPEARS HERE)

Mark Regan, MFS
Tenure 12/31/98


The portfolio's negative relative return was due largely to activity in the healthcare and technology sectors. Software companies experienced a gap in business because of mission-critical system lockdowns stemming from Year 2000 and enterprise resource planning fears. BMC Software, Compuware, Citrix and Edify were affected by these concerns. The portfolio's overweighted healthcare sector under-performed because of increased government investigations and reduced hospital and nursing home reimbursements. Total Renal Care, Health Management Assoc., Lincare and Cytec lost ground. We used the price declines as opportunities to add to these positions because the companies continue to exhibit strong fundamentals.

Situations that benefited performance included buyouts of companies in the technology and leisure sectors, positive performance in business services and leisure and strong returns from oil services companies. The market is currently experiencing a "survival of the fittest" trend, as large companies acquire winners. Ascend Communications, which gained 25% in the first two weeks of the quarter, was bought by Lucent Technologies. This resulted in a 1.5% contribution to portfolio performance. Comcast merged with MediaOne, contributing to the leisure sector's relative outperformance. Gemstar, a significant holding in the leisure sector nearly doubled, posting a 30% return. Sportsline USA, one of the portfolio's pure internet holdings, tripled in price. Holdings in the portfolio's overweighted energy sector were the largest contributors to performance. Noble Drilling, Cooper Cameron and Diamond Offshore Drilling each returned more than 30%. We trimmed some of these holdings, as they approached our price targets.

Earnings-related issues affected several technology and retail holdings. For example, Sipex, an analog device company, announced higher than expected earnings; however, we are cautious about the company's short-term revenue outlook, because the company believes the analog market is soft and subject to pricing pressure. CompUSA, a leading computer retailer, reported increased unit sales; however, these were offset by a decrease in unit prices, which resulted in lower than expected earnings. CompUSA's earnings were further dampened by costs associated with the buyout of Computer City. We believe both companies are well positioned for the long term.

We added new names to the portfolio and sold larger holdings that grew to a level outside the portfolio's capitalization range. As a result, the portfolio's market capitalization was reduced. We invested in healthcare, business service, semiconductor and software companies with strong fundamentals and market capitalizations of $3-$5 billion.

We will continue to seek fundamentally strong companies and will maintain our long-term approach to investing. We remain focused on four strategies: first, seeking stocks with strong revenue and earnings-per-share growth; second, seeking growth at a reasonable price--stocks selling at discounts to expected earnings growth rates; third, seeking second-chance stocks or those that have lost favor with investors but which show sound fundamentals; and finally, seeking non-traditional growth stocks, i.e., stocks in industries traditionally classified as value.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                 Masters Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary


Large Cap Value Portfolio


 Portfolio
Management
----------

(PHOTO OF CHARLES ALBERS AND NIKOLAOS MONOYIOS APPEARS HERE)

Charles Albers and Nikolaos Monoyios,
Oppenheimer
Tenure: 12/31/98

We maintained an investment approach that combines macroeconomic and market analysis with careful valuation of companies that are likely to benefit from the trends uncovered by "top-down" analysis. To capitalize on the continuing trends of slower global growth and decreasing inflationary and interest rate pressure, we continued to focus on large, high quality companies.

Our valuation-based strategy produced mixed results; however, we believe this strategy will continue to add value over the long term. The portfolio's large-cap value orientation held back performance during the quarter. This was because of the continued strength in large, high quality growth stocks and relatively mediocre performance in value-oriented stocks. The portfolio's increased exposure to technology stocks provided a boost to performance.

In order to capitalize on the short-term pull back in technology and telecommunication stocks, we allocated assets to large, high-quality stocks. We increased exposure to technology and energy sector stocks because their models identified attractive valuations. We found new opportunities in both energy and technology. The portfolio had no overseas investments during the quarter.

We were particularly pleased with the performance of selected technology holdings that were added to the portfolio during March. These companies, which were purchased at attractive valuations, provided a strong positive contribution to performance.

We expect continued volatility in the stock market over the next 12 months. We believe the market will continue to contrast faster economic growth and commensurate fears of inflation with weak global economic activity and increased competitive pressures. The current large performance gap between growth and value stocks may come under pressure if the yield curve grows steeper and economic fundamentals get stronger. Conversely, if global economic activity continues to be weak, commodity prices remain low and heightened competition limits the ability of companies to control pricing, we would anticipate that large growth companies would continue their market dominance.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                                 Masters Fund
--------------------------------------------------------------------------------
                         Portfolio Manager Commentary

Large-Cap Growth Portfolio

 Portfolio
Management
----------

Putnam Growth Team
  Tenure: 12/31/98

The longest bull market in history continued its stampede throughout the period. Market euphoria was aided initially by two Federal Reserve Board rate cuts (in addition to a September 29 cut) which calmed U.S. and global markets. Strong economic fundamentals were broadly supportive of equity prices throughout the period. The U.S. unemployment rate fell to a record 29-year low, Gross Domestic Product (GDP) was higher than expected, inflation remained benign and consumer confidence soared. While interest rates rose on fears of a Fed rate hike in February, the Fed ultimately left interest rates unchanged.

Major merger and acquisition activity was high throughout the period, including Mobil/Exxon, Deutsche Bank/Bankers Trust, and America Online (AOL)/Netscape. Cross-border mergers were also numerous, demonstrating the impact of globalization.

Markets continued to be extremely narrow. Only 10 stocks provided about 80% of the S&P 500's gain during the second half of the period. Large blue-chip growth stocks continued to outperform other segments of the market, but not without their share of turmoil. While large-cap stock prices set records, small-cap stocks generally did not participate, expanding an already wide performance gap. Similarly, the rift between growth and value widened throughout the period.

Fueling the portfolio's performance were technology and retail stocks. The Fund's weakest performers were energy and basic materials. This six-month period provided investors with a tough lesson in stock market volatility as major market indexes hit euphoric highs, fell to sobering lows and rose again.

The portfolio's performance was driven by an overweighting in technology, which was the period's best-performing sector; an underweighting in the weak utilities sector while having strong portfolio holdings; an overweighting in a robust, consumer cyclicals sector combined with above-average stock selection; and by strong stock selection in consumer staples.

Looking ahead, economic fundamentals continue to be favorable for equity prices. However, we believe the United States will experience slower, closer-to-trend economic growth. We remain focused on corporate earnings strength, although a number of macroeconomic factors could have an impact on equity prices. These include Y2K-related concerns, slowing earnings/profit recession, escalation in the Kosovo conflict or earnings disappointments for U.S. companies with exposure to Asia and Latin America.

Both our quantitative analysis and fundamental research indicate that consistent, sustainable, profit growth will most likely be generated by companies in consumer cyclicals, technology and consumer staples. Lower interest rates will likely benefit growth valuations disproportionately; companies that can grow profits in a slow-growth environment are those that have the capital available to expand and develop other markets.

The portfolio's investment philosophy remains constant: We believe that systematic selection of high quality growth stocks combined with rigorous risk management and a disciplined sell-process should generate attractive risk-adjusted returns over the course of a market cycle.

--------------------------------------------------------------------------------
                                  EVERGREEN
                                 Masters Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout the period)

                                                                Period Ended
                                                               March 31, 1999
                                                                (Unaudited)
                                                                    (a)
CLASS A SHARES
Net asset value, beginning of period                              $  10.00
                                                                  --------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment loss #                                                (0.01)
 .........................................................................
Net realized and unrealized gains or losses on securities and
 foreign currency related transactions                               (0.22)
                                                                  --------
 .........................................................................
Total from investment operations                                     (0.23)
                                                                  --------
 .........................................................................
Net asset value, end of period                                    $   9.77
                                                                  --------
 .........................................................................
Total return*                                                        (2.30%)
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period (thousands)                             $183,557
 .........................................................................
Ratios to average net assets
 Expenses                                                             1.58% +
 .........................................................................
 Net investment loss                                                 (0.41%)+
 .........................................................................
Portfolio turnover rate                                                 15%
 .........................................................................

                                                                Period Ended
                                                               March 31, 1999
                                                                (Unaudited)
                                                                    (a)
CLASS B SHARES
Net asset value, beginning of period                              $  10.00
                                                                  --------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment loss #                                                (0.03)
 .........................................................................
Net realized and unrealized gains or losses on securities and
 foreign currency related transactions                               (0.21)
                                                                  --------
 .........................................................................
Total from investment operations                                     (0.24)
                                                                  --------
 .........................................................................
Net asset value, end of period                                    $   9.76
                                                                  --------
 .........................................................................
Total return*                                                        (2.40%)
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period (thousands)                             $ 67,107
 .........................................................................
Ratios to average net assets
 Expenses                                                             2.37% +
 .........................................................................
 Net investment income                                               (1.21%)+
 .........................................................................
Portfolio turnover rate                                                 15%
 .........................................................................

(a) For the period from December 31, 1998 (commencement of operations) to March 31, 1999.
* Excluding sales charges.
+ Annualized.
# Net investment loss is based on average shares outstanding throughout the pe-riod.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                                 Masters Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout the period)

                                                                Period Ended
                                                               March 31, 1999
                                                                (Unaudited)
                                                                    (a)
CLASS C SHARES
Net asset value, beginning of period                               $10.00
                                                                   ------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment loss #                                               (0.01)
 .........................................................................
Net realized and unrealized gains or losses on securities and
 foreign currency related transactions                              (0.24)
                                                                   ------
 .........................................................................
Total from investment operations                                    (0.25)
                                                                   ------
 .........................................................................
Net asset value, end of period                                     $ 9.75
                                                                   ------
 .........................................................................
Total return*                                                       (2.50%)
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period (thousands)                              $3,677
 .........................................................................
Ratios to average net assets
 Expenses                                                            2.36% +
 .........................................................................
 Net investment loss                                                (1.21%)+
 .........................................................................
Portfolio turnover rate                                                15%
 .........................................................................

                                                                Period Ended
                                                               March 31, 1999
                                                                (Unaudited)
                                                                    (a)
CLASS Y SHARES
Net asset value, beginning of period                               $10.00
                                                                   ------
 .........................................................................
Income from investment operations
 .........................................................................
Net investment income #                                              0.01
 .........................................................................
Net realized and unrealized gains or losses on securities and
 foreign currency related transactions                              (0.24)
                                                                   ------
 .........................................................................
Total from investment operations                                    (0.23)
                                                                   ------
 .........................................................................
Net asset value, end of period                                     $ 9.77
                                                                   ------
 .........................................................................
Total return                                                        (2.30%)
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period (thousands)                              $  432
 .........................................................................
Ratios to average net assets
 Expenses                                                            0.77%+
 .........................................................................
 Net investment income                                               0.39%+
 .........................................................................
Portfolio turnover rate                                                15%
 .........................................................................

(a) For the period from December 31, 1998 (commencement of operations) to March 31, 1999.
* Excluding sales charges.
+ Annualized.
# Net investment income (loss) is based on average shares outstanding through-out the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                                 Masters Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                           March 31, 1999 (Unaudited)


 Shares                                                                Value

 COMMON STOCKS - 94.7%
         Advertising & Related Services - 0.5%
   2,100 * ADVO, Inc. ...........................................   $     40,556
  16,500 Interpublic Group of Co., Inc. .........................      1,284,938
   3,100 RH Donnelley Corp.......................................         47,856
                                                                    ------------
                                                                       1,373,350
                                                                    ------------
         Aerospace & Defense - 0.6%
   2,000 General Dynamics Corp. .................................        128,500
   3,600 Goodrich B F Co. .......................................        123,525
   5,700 * Hexcel Corp. New......................................         40,256
   1,400 Lockheed Martin Corp. ..................................         52,762
   9,300 United Technologies Corp. ..............................      1,259,569
                                                                    ------------
                                                                       1,604,612
                                                                    ------------
         Automotive Equipment &
          Manufacturing - 0.7%
   2,400 Arvin Industries, Inc. .................................         80,850
  23,500 Federal-Mogul Corp. ....................................      1,010,500
  10,100 Ford Motor Co. .........................................        573,175
   7,700 Meritor Automotive, Inc. ...............................        119,350
   2,500 Standard Products Co. ..................................         40,625
   2,200 * Tower Automotive, Inc. ...............................         40,975
                                                                    ------------
                                                                       1,865,475
                                                                    ------------
         Banks - 4.3%
   2,500 AmSouth Bancorp.........................................        113,750
  20,000 Associated Banc Corp. ..................................        638,750
   2,000 Bank of New York Co., Inc. .............................         71,875
   2,000 Bank One Corp. .........................................        110,125
  45,000 BankBoston Corp. .......................................      1,949,062
   3,000 BB & T Corp. ...........................................        108,563
   3,100 Charter One Financial, Inc. ............................         89,464
   8,800 Comerica, Inc. .........................................        549,450
   6,300 Compass Bancshares, Inc. ...............................        217,350
   4,800 Dime Bancorp, Inc. .....................................        111,300
   6,900 Fifth Third Bancorp ....................................        454,969
  21,800 First Security Corp. ...................................        421,012
   8,800 Firstar Corp. ..........................................        787,600
   4,500 Fleet Financial Group, Inc. ............................        169,313
     500 Hibernia Corp. Cl. A....................................          6,563
  50,000 Huntington Bancshares, Inc. ............................      1,546,875
   1,620 M&T Bank Corp. .........................................        775,980
   8,300 National City Corp. ....................................        550,912
   5,400 Northern Trust Corp. ...................................        479,587
   3,200 Old Kent Financial Corp. ...............................        135,200
   2,700 Peoples Heritage Financial Group........................         48,600
   6,300 Regions Financial Corp. ................................        218,138
  20,000 SouthTrust Corp. .......................................        746,250
   5,800 Wachovia Corp. .........................................        470,887
   1,700 Webster Financial Corp. ................................         49,088
   2,000 Wells Fargo Co. ........................................         70,125
                                                                    ------------
                                                                      10,890,788
                                                                    ------------
         Building, Construction & Furnishings - 2.7%
   2,100 * American Standard Companies, Inc. ....................         72,188
  22,000 Armstrong World Industries, Inc. .......................        994,125

 Shares                                                                Value

 COMMON STOCKS - continued
         Building, Construction & Furnishings - continued
   2,900 Centex Construction Products, Inc. .....................   $    100,956
  14,000 Centex Corp. ...........................................        467,250
   2,200 * Champion Enterprises, Inc. ...........................         42,625
  30,000 Clayton Homes, Inc. ....................................        331,875
  26,800 Kaufman & Broad Home Corp. .............................        604,675
  30,000 * Knoll, Inc. ..........................................        738,750
   6,100 Lafarge Corp. ..........................................        170,800
  70,000 Lennar Corp. ...........................................      1,566,250
   3,400 * Lone Star Industries, Inc. ...........................        105,400
  35,000 Miller (Herman), Inc. ..................................        638,750
   2,000 * Mohawk Industries, Inc. ..............................         60,000
   2,200 * NVR, Inc. ............................................         92,675
   2,500 Oakwood Homes Corp. ....................................         35,156
   2,000 Owens Corning...........................................         63,625
  20,000 * Royal Group Technologies Ltd. ........................        493,750
   2,000 Ryland Group, Inc. .....................................         50,625
  10,700 * Shaw Industries, Inc. ................................        197,950
                                                                    ------------
                                                                       6,827,425
                                                                    ------------
         Business Equipment & Services - 2.6%
  19,100 * Affiliated Computer Services, Inc. ...................        873,825
  15,300 Automatic Data Processing, Inc. ........................        633,037
   2,500 * CDI Corp. ............................................         60,156
  28,500 * Computer Sciences Corp. ..............................      1,572,844
   3,400 Dun & Bradstreet Corp. .................................        121,125
  28,100 * Fiserv, Inc. .........................................      1,506,862
   2,000 Harte-Hanks, Inc. ......................................         54,875
   3,300 Ikon Office Solutions, Inc. ............................         42,281
  12,900 Olsten Corp. ...........................................         79,819
  31,800 * Policy Management Systems Corp. ......................        973,875
   2,300 * Sabre Group Holdings, Inc. ...........................        104,363
  30,000 * Zebra Technologies Corp. Cl. A........................        712,500
                                                                    ------------
                                                                       6,735,562
                                                                    ------------
         Chemical & Agricultural Products - 0.7%
   1,500 * Agribrands International, Inc. .......................         49,313
  22,000 Cambrex Corp. ..........................................        486,750
   3,500 IMC Global, Inc. .......................................         71,531
   4,200 Schulman (A.), Inc. ....................................         57,225
  27,400 Sigma-Aldrich Corp. ....................................        801,450
  10,700 Solutia, Inc. ..........................................        185,912
                                                                    ------------
                                                                       1,652,181
                                                                    ------------
         Communication Systems & Services - 3.0%
   6,200 * AirTouch Communications, Inc. ........................        599,075
  24,400 * American Tower Systems Corp. .........................        597,800
  16,600 * Cisco Systems, Inc. ..................................      1,818,737
  19,400 Lucent Technologies, Inc. ..............................      2,090,350
  22,300 * MCI WorldCom, Inc. ...................................      1,974,944
   5,200 * Tellabs, Inc. ........................................        508,300
                                                                    ------------
                                                                       7,589,206
                                                                    ------------

--------------------------------------------------------------------------------
                                  EVERGREEN
                                 Masters Fund
--------------------------------------------------------------------------------
                       Schedule of Investments (continued)
                           March 31, 1999 (Unaudited)


 Shares                                                                Value

 COMMON STOCKS - continued
         Consumer Products & Services - 3.0%
   4,300 * Avis Rent-A-Car, Inc. ................................   $    119,056
   3,400 * Budget Group, Inc. Cl. A..............................         41,650
   8,700 Clorox Co. .............................................      1,019,531
  12,300 Dial Corp. New..........................................        422,813
  14,000 Gucci Group.............................................      1,127,000
   1,200 H & R Block, Inc. ......................................         56,850
   2,000 Harley-Davidson, Inc. ..................................        115,000
   1,200 Hertz Corp. ............................................         64,200
   6,800 Lauder Estee Cos., Inc. ................................        642,600
  42,300 * Lo-Jack Corp. ........................................        325,181
   3,400 Maytag Corp. ...........................................        205,275
  40,000 Newell Rubbermaid, Inc. ................................      1,900,000
   8,700 Procter & Gamble Co. ...................................        852,056
  15,000 Tupperware Corp. .......................................        270,000
  15,000 Valspar Corp. ..........................................        473,438
                                                                    ------------
                                                                       7,634,650
                                                                    ------------
         Diversified Companies - 1.0%
   4,700 AlliedSignal, Inc. .....................................        231,181
   4,000 Fluor Corp. ............................................        108,000
   2,600 Minnesota Mining & Manufacturing Co. ...................        183,950
  27,500 Tyco International Ltd. ................................      1,973,125
                                                                    ------------
                                                                       2,496,256
                                                                    ------------
         Education - 0.0%
   1,600 * Learning Tree International, Inc. ....................         16,000
     200 * Sylvan Learning Systems, Inc. ........................          5,475
                                                                    ------------
                                                                          21,475
                                                                    ------------
         Electrical Equipment & Services - 2.7%
 103,600 * Cable Design Technologies Corp. ......................      1,139,600
   4,200 Emerson Electric Co. ...................................        222,338
  24,700 General Electric Co. ...................................      2,732,437
   2,000 Linear Technology Corp. ................................        102,500
  63,800 * Sipex Corp. ..........................................        833,387
   9,200 * Solectron Corp. ......................................        446,775
  40,000 Thomas & Betts Corp. ...................................      1,502,500
                                                                    ------------
                                                                       6,979,537
                                                                    ------------
         Electronic Equipment & Services - 0.9%
  15,600 * Analog Devices, Inc. .................................        464,100
  20,200 * Hadco Corp. ..........................................        636,300
  36,000 * Kulicke & Soffa Industries, Inc. .....................        909,000
   6,100 * Micron Technology, Inc. ..............................        294,325
   5,100 * MKS Instruments Inc. .................................         68,212
                                                                    ------------
                                                                       2,371,937
                                                                    ------------
         Environmental Services - 0.2%
  13,600 Waste Management, Inc. .................................        603,500
                                                                    ------------
         Finance & Insurance - 9.6%
   7,600 AFLAC, Inc. ............................................        413,725
   2,900 Allmerica Financial Corp. ..............................        159,681
  15,800 Allstate Corp. .........................................        585,588
   1,600 AMBAC Financial Group, Inc. ............................         86,400

 Shares                                                                Value

 COMMON STOCKS - continued
         Finance & Insurance - continued
  50,000 American Bankers Insurance Group, Inc. .................   $  2,600,000
  13,900 American Express Co. ...................................      1,633,250
   9,200 American General Corp. .................................        648,600
  14,300 American International Group, Inc. .....................      1,724,937
   2,300 * Amerin Corp. .........................................         46,719
   2,600 ARM Financial, Inc. Cl. A...............................         38,838
   7,400 Associates First Capital Corp. Cl. A....................        333,000
   2,200 Chicago Title Corp. ....................................         80,025
   3,300 CIGNA Corp. ............................................        276,581
  16,800 Citigroup, Inc. ........................................      1,073,100
  25,000 Countrywide Credit Industries, Inc. ....................        937,500
  55,900 Edwards (A.G.), Inc. ...................................      1,827,231
   1,000 Equitable Companies, Inc. ..............................         70,000
   2,700 Everest Reinsurance Holdings, Inc. .....................         84,206
  18,000 Federal Home Loan Mortgage Corp. .......................      1,028,250
   8,500 Federal National Mortgage Assoc. .......................        588,625
   3,000 Financial Security Assured Holdings Ltd. ...............        148,875
   9,700 Finova Group, Inc. .....................................        503,188
   2,600 Greenpoint Financial Corp. .............................         90,350
   2,000 Hartford Financial Services Group, Inc. ................        113,625
   2,100 Hartford Life, Inc. Cl. A...............................        115,500
   2,700 Jefferson Pilot Corp. ..................................        182,925
     800 Lincoln National Corp. .................................         79,100
  15,000 MBIA, Inc. .............................................        870,000
  25,100 MBNA Corp. .............................................        599,262
   4,300 Merrill Lynch & Co., Inc. ..............................        380,281
  30,000 MGIC Investment Corp. ..................................      1,051,875
   5,000 Morgan Stanley, Dean Witter & Co. ......................        499,688
  40,400 Paine Webber Group, Inc. ...............................      1,610,950
   1,700 PMI Group, Inc. ........................................         78,838
   8,700 Providian Financial Corp. ..............................        957,000
   1,800 SAFECO Corp. ...........................................         72,788
   8,500 Schwab (Charles) & Co., Inc. ...........................        817,062
   1,900 Stewart Information Services Corp. .....................         63,769
  35,300 Torchmark Corp. ........................................      1,116,362
   5,200 Transamerica Corp. .....................................        369,200
  13,600 Waddell & Reed Financial, Inc. Cl. A....................        278,800
   3,100 Xl Capital Ltd. ........................................        188,325
                                                                    ------------
                                                                      24,424,019
                                                                    ------------
         Food & Beverage Products - 2.8%
  11,200 Albertsons, Inc. .......................................        608,300
  10,600 Anheuser Busch Cos., Inc. ..............................        807,587
   1,900 Corn Products International, Inc. ......................         45,481
  62,400 * Del Monte Foods Company...............................        822,900
  19,700 * Keebler Foods Co. ....................................        719,050
  12,200 * Kroger Co. ...........................................        730,475
  12,600 * Landry's Seafood Restaurant, Inc. ....................         80,719
   5,300 McCormick & Co., Inc. ..................................        153,700
  13,400 McDonald's Corp. .......................................        607,188
  17,600 Philip Morris Companies, Inc. ..........................        619,300
   4,000 * Ryan's Family Steak Houses, Inc. .....................         48,250
  22,800 * Safeway, Inc. ........................................      1,169,925
   6,400 * Tricon Global Restaurants, Inc. ......................        449,600

--------------------------------------------------------------------------------
                                  EVERGREEN
                                 Masters Fund
--------------------------------------------------------------------------------
                       Schedule of Investments (continued)
                           March 31, 1999 (Unaudited)


 Shares                                                                Value

 COMMON STOCKS - continued
         Food & Beverage Products - continued
  10,900 Wendy's International, Inc. ............................   $    309,969
                                                                    ------------
                                                                       7,172,444
                                                                    ------------
         Healthcare Products & Services - 12.2%
  19,000 Abbott Laboratories.....................................        889,437
   2,300 Allergan, Inc. .........................................        202,113
  30,000 * Alza Corp. ...........................................      1,147,500
  11,500 American Home Products Corp. ...........................        750,375
  18,400 * Amgen, Inc. ..........................................      1,377,700
  23,000 Beckman Coulter, Inc. ..................................      1,012,000
   8,000 * Beverly Enterprises Inc. .............................         41,000
   3,900 * Biogen, Inc. .........................................        445,819
   1,500 Biomet, Inc. ...........................................         62,906
  19,200 Bristol-Myers Squibb Co. ...............................      1,234,800
  14,400 Cardinal Health, Inc. ..................................        950,400
  12,000 * Cyberonics, Inc. .....................................        114,000
  15,000 * Elan Corp Plc, ADR....................................      1,046,250
   5,400 Guidant Corp. ..........................................        326,700
 179,100 *Health Management Associates, Inc. Cl. A...............      2,182,781
  66,900 * Idexx Laboratories, Inc. .............................      1,601,419
  20,900 IMS Health, Inc. .......................................        692,313
  11,000 Johnson & Johnson.......................................      1,030,562
   6,600 Lilly (Eli) & Co. ......................................        560,175
  26,200 * Lincare Holdings, Inc. ...............................        736,875
   3,100 Medtronic, Inc. ........................................        222,425
  28,700 Merck & Co., Inc. ......................................      2,301,381
  25,100 * Parexel International Corp. ..........................        519,256
  10,500 Pfizer, Inc. ...........................................      1,456,875
  14,100 Pharmacia & Upjohn, Inc. ...............................        879,487
   7,000 * Phycor, Inc. .........................................         33,250
  22,200 * PSS World Med, Inc. ..................................        195,638
  30,900 * Quintiles Transnational Corp. ........................      1,166,475
   4,200 * Quorum Health Group, Inc. ............................         42,000
  48,300 Schering-Plough Corp. ..................................      2,671,594
  41,500 * Steris Corp. .........................................      1,104,937
 193,400 * Total Renal Care Holdings, Inc. ......................      2,127,400
   1,000 * VISX, Inc. ...........................................        107,563
  26,100 Warner-Lambert Co. .....................................      1,727,494
                                                                    ------------
                                                                      30,960,900
                                                                    ------------
         Industrial Specialty Products &
          Services - 1.1%
   2,500 * Albany International Corp. ...........................         46,875
   3,100 Flowserve Corp. ........................................         48,244
   2,800 Honeywell, Inc. ........................................        212,275
  30,000 Leggett & Platt, Inc. ..................................        600,000
   3,500 Mark IV Industries, Inc. ...............................         45,719
  21,300 McDermott International, Inc. ..........................        539,156
  32,300 Teleflex, Inc. .........................................      1,100,219
   4,500 Vulcan Materials Co. ...................................        185,906
                                                                    ------------
                                                                       2,778,394
                                                                    ------------

 Shares                                                                Value

 COMMON STOCKS - continued
         Information Services &
          Technology - 15.9%
   6,900 * America Online, Inc. .................................   $  1,007,400
   6,100 * Apple Computer........................................        219,219
   7,800 * Applied Materials, Inc. ..............................        481,163
  38,800 * Ardent Software, Inc. ................................        623,225
  34,300 * Aspen Technology, Inc. ...............................        486,631
  18,500 Autodesk, Inc. .........................................        748,094
  48,800 * BMC Software, Inc. ...................................      1,808,650
  58,800 * Cadence Design Systems, Inc. .........................      1,514,100
  23,200 * Citrix Systems, Inc. .................................        884,500
   2,800 * Computer Horizons Corp. ..............................         30,625
  36,600 * Compuware Corp. ......................................        873,825
   3,900 * Comverse Technology, Inc. ............................        331,500
     100 * Critical Path, Inc. ..................................          7,700
  21,000 * DST Systems, Inc. Delaware............................      1,261,312
  51,000 * Edify Corp. ..........................................        277,313
   6,300 * Electronic Arts.......................................        299,250
   9,900 * EMC Corp. ............................................      1,264,725
  51,000 Fair Issac & Co., Inc. .................................      1,890,187
   6,300 * Gartner Group, Inc. New...............................        142,144
  10,000 Hewlett-Packard Co. ....................................        678,125
  21,500 * IMRglobal Corp. ......................................        381,625
  26,600 Intel Corp. ............................................      3,162,075
  18,300 International Business Machines Corp. ..................      3,243,675
   3,700 * Intuit, Inc. .........................................        376,475
  14,300 * JDA Software Group, Inc. .............................        106,356
   1,000 * Legato Systems, Inc. .................................         51,625
   5,200 * Lexmark International Group, Inc. ....................        581,100
   6,000 * LSI Logic.............................................        187,125
  20,000 * Micros Systems, Inc. .................................        660,000
  73,900 * Microsoft Corp. ......................................      6,623,287
   7,800 * National Semiconductor Corp. .........................         72,638
   3,300 * NCR Corp. ............................................        165,000
   1,000 * Network Appliance, Inc. ..............................         50,625
  18,000 * Network Associates, Inc. .............................        552,375
   9,350 * Oracle Systems Corp. .................................        246,606
   9,200 * Rambus, Inc. .........................................        592,250
  40,200 * Security Dynamics Technology..........................        748,725
  50,400 * Sportsline USA, Inc. .................................      2,299,500
   2,300 * Storage Technology Corp. .............................         64,113
  14,100 * Sun Microsystems, Inc. ...............................      1,763,381
  20,100 * SunGard Data Systems, Inc. ...........................        804,000
   1,200 Symbol Technologies, Inc. ..............................         54,000
  40,600 * Synopsys, Inc. .......................................      2,182,250
 103,500 * Technology Solutions Co. .............................        737,437
   4,500 * Vantive Corp. ........................................         54,281
   1,000 * Xircom, Inc. .........................................         25,125
     100 * Ziff Davis Inc. - ZDNet ..............................          1,900
                                                                    ------------
                                                                      40,617,237
                                                                    ------------
         Iron & Steel - 0.0%
   1,800 Reliance Steel & Aluminum Co. ..........................         51,863
                                                                    ------------

--------------------------------------------------------------------------------
                                  EVERGREEN
                                 Masters Fund
--------------------------------------------------------------------------------
                       Schedule of Investments (continued)
                           March 31, 1999 (Unaudited)


 Shares                                                                Value

 COMMON STOCKS - continued
         Leisure & Tourism - 0.4%
   4,200 Brunswick Corp. ........................................   $     80,063
  17,000 Carnival, Corp. Cl. A...................................        825,562
                                                                    ------------
                                                                         905,625
                                                                    ------------
         Machinery - Diversified - 0.1%
  10,800 * Applied Science & Tech, Inc. .........................        135,675
                                                                    ------------
         Manufacturing - Distributing - 0.1%
   1,300 Bandag, Inc. ...........................................         36,563
   1,000 Briggs & Stratton Corp. ................................         49,312
   1,700 Dexter Corp. ...........................................         53,550
   3,200 * Teradyne, Inc. .......................................        174,600
                                                                    ------------
                                                                         314,025
                                                                    ------------
         Metal Products & Services - 0.1%
   2,300 Crown Cork & Seal Co., Inc. ............................         65,694
   4,900 Cyprus Amax Minerals Co. ...............................         59,413
   4,500 Reynolds Metals Co. ....................................        217,406
                                                                    ------------
                                                                         342,513
                                                                    ------------
         Office Equipment & Supplies - 0.3%
   3,000 Harland John H Co. .....................................         38,813
  16,000 * Office Max, Inc. .....................................        138,000
   8,200 Pitney Bowes, Inc. .....................................        522,750
                                                                    ------------
                                                                         699,563
                                                                    ------------
         Oil/Energy - 1.0%
   1,600 Ashland, Inc. ..........................................         65,500
  10,000 * Berkley Petroleum Corp ...............................         68,897
 140,000 * Canadian 88 Energy Corp. .............................        500,828
   3,800 * Chieftain International, Inc. ........................         46,550
   5,600 Conoco, Inc. ...........................................        137,550
  12,000 Devon Energy Corp. .....................................        330,750
   3,400 Enron Corp. ............................................        218,450
   8,600 Exxon Corp. ............................................        606,837
   7,700 Paramount Resources Ltd. ...............................         79,066
   1,400 Sunoco, Inc. ...........................................         50,488
   8,400 Union Pacific Resource Group, Inc. .....................         99,750
   7,400 Vastar Resources, Inc. .................................        353,350
                                                                    ------------
                                                                       2,558,016
                                                                    ------------
         Oil Field Services - 2.3%
   3,000 * Anderson Exploration Ltd. ............................         28,718
  31,900 * Cooper Cameron Corp. .................................      1,080,613
  40,500 Diamond Offshore Drilling, Inc. ........................      1,280,812
  13,000 ENSCO International, Inc. ..............................        173,063
  80,200 * Global Industries Ltd. ...............................        812,025
  16,000 * Global Marine, Inc. ..................................        188,000
  12,000 * Nabors Industries Inc. ...............................        218,250
  67,000 * Noble Drilling Corp. .................................      1,159,937
   4,700 Santa Fe International Corp. ...........................         87,831
   4,100 * SEACOR SMIT, Inc. ....................................        220,631
   5,100 Tidewater, Inc. ........................................        131,963
  12,000 Transocean Offshore, Inc. ..............................        345,750
                                                                    ------------
                                                                       5,727,593
                                                                    ------------

 Shares                                                               Value

 COMMON STOCKS - continued
         Paper & Packaging - 0.1%
   2,400 Kimberly-Clark Corp. ..................................   $    115,050
   2,700 Louisiana Pacific Corp. ...............................         50,288
                                                                   ------------
                                                                        165,338
                                                                   ------------
         Pharmaceuticals - 0.3%
  12,600 * Cytoclonal Pharmaceutics, Inc. ......................        106,313
   5,100 * Sepracor, Inc. ......................................        572,475
                                                                   ------------
                                                                        678,788
                                                                   ------------
         Printing, Publishing, Broadcasting & Entertainment -
           5.5%
  14,104 AT&T Corp.
          (Liberty Media Group) Class A.........................        742,223
  36,200 Bowne & Co., Inc. .....................................        423,088
   7,200 * CBS Corp. ...........................................        294,750
   2,200 * Clear Channel Communications, Inc. ..................        147,538
   4,700 Comcast Corp. .........................................        295,806
     100 * Entercom Communications Corp. .......................          3,538
   4,000 Gannett Co., Inc. .....................................        252,000
  46,440 * Gemstar International Group Ltd. ....................      3,494,610
  10,300 * Heftel Broadcasting Corp. ...........................        446,762
  20,000 Houghton Mifflin Co. ..................................        937,500
   5,300 Meredith Corp. ........................................        166,619
  20,500 * Scholastic Corp. ....................................      1,001,937
  42,500 Time Warner, Inc. .....................................      3,020,156
   3,800 * USA Networks, Inc. ..................................        136,088
     200 * Valley Media, Inc. ..................................          4,550
  19,400 * Viacom, Inc. Cl. B...................................      1,628,387
  48,000 * Ziff Davis, Inc. ....................................      1,032,000
                                                                   ------------
                                                                     14,027,552
                                                                   ------------
         Real Estate - 0.6%
  15,000 Boston Properties, Inc. REIT...........................        474,375
   1,900 Del Webb Corp. ........................................         41,206
   3,300 Marriott International, Inc. Cl. A.....................        110,963
  60,000 Meditrust Co. REIT.....................................        746,250
   4,900 * Prime Hospitality Corp. .............................         48,694
                                                                   ------------
                                                                      1,421,488
                                                                   ------------
         Retailing & Wholesale - 12.8%
   4,000 * Abercrombie & Fitch Co. .............................        368,000
   1,500 * Amazon Common, Inc. .................................        258,281
   1,500 * American Eagle Outfitters............................        107,531
  35,000 * Autozone, Inc. ......................................      1,063,125
  25,000 * Barnes & Noble, Inc. ................................        803,125
  12,300 * Best Buy Co., Inc. ..................................        639,600
 118,300 * BJ's Wholesale Club, Inc. ...........................      3,127,556
  75,400 * Borders Group Inc. ..................................      1,060,313
   6,500 * CHS Electronics, Inc. ...............................         20,719
 167,600 * CompUSA, Inc. .......................................      1,173,200
  17,400 * Costco Companies, Inc. ..............................      1,593,187
  37,500 CVS Corp. .............................................      1,781,250
  30,000 Ethan Allen Interiors, Inc. ...........................      1,246,875
   4,500 * Federated Department Stores, Inc. ...................        180,563
  19,100 * Fred Meyer, Inc. ....................................      1,124,513
  21,700 Gap, Inc. .............................................      1,460,681

--------------------------------------------------------------------------------
                                  EVERGREEN
                                 Masters Fund
--------------------------------------------------------------------------------
                       Schedule of Investments (continued)
                           March 31, 1999 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - continued
             Retailing & Wholesale - continued
      29,700 Home Depot, Inc. ...................................   $  1,848,825
      47,200 * Jones Apparel Group, Inc. ........................      1,318,650
       1,300 * Linens 'N Things, Inc. ...........................         58,988
       3,000 Lowe's Companies, Inc. .............................        181,500
       4,950 May Department Stores Co. ..........................        193,669
      13,500 * Nine West Group, Inc. ............................        333,281
       2,000 * Payless Shoesource, Inc. .........................         93,000
       5,200 Pier 1 Imports, Inc. ...............................         42,250
      50,000 Rite Aid Corp. .....................................      1,250,000
      42,900 Ross Stores, Inc. ..................................      1,879,556
      20,000 * Saks, Inc. .......................................        520,000
       1,000 * Shopko Stores, Inc. ..............................         29,875
      21,000 Tandy Corp. ........................................      1,340,062
      26,500 TJX Co., Inc. ......................................        901,000
      47,800 Wal-Mart Stores, Inc. ..............................      4,406,562
      53,900 Walgreen Co. .......................................      1,522,675
      20,000 * Williams Sonoma, Inc. ............................        565,000
       3,000 * Zale Corporation New..............................        102,563
                                                                    ------------
                                                                      32,595,975
                                                                    ------------
             Telecommunication Services & Equipment - 1.0%
      54,300 * Aerial Communications, Inc. ......................        420,825
       8,600 * General Instrument Corp. .........................        260,688
       7,700 * MediaOne Group, Inc. .............................        488,950
       3,900 Nokia Corp. ADR.....................................        607,425
       3,300 * Qualcomm, Inc. ...................................        410,437
       5,400 *Qwest Communications International, Inc. ..........        389,306
                                                                    ------------
                                                                       2,577,631
                                                                    ------------
             Textile & Apparel - 0.1%
       3,000 Guilford Mills, Inc. ...............................         26,250
       1,700 Kellwood Co. .......................................         37,506
       5,500 Unifi, Inc. ........................................         70,125
       1,200 V. F. Corp. ........................................         56,625
                                                                    ------------
                                                                         190,506
                                                                    ------------
             Thrift Institutions - 0.0%
       2,600 * Golden St. Bancorp, Inc. .........................         57,850
       2,090 Washington Federal, Inc. ...........................         43,890
                                                                    ------------
                                                                         101,740
                                                                    ------------
             Transportation - 1.4%
       5,100 Airborne Freight Corp. .............................        158,737
       3,000 * Alaska Air Group, Inc. ...........................        142,500
       1,500 Burlington Northern Santa Fe Corp. .................         49,313
      42,750 Comair Holdings, Inc. ..............................      1,009,969
       3,000 * Continental Airlines, Inc. .......................        114,000
       5,600 Delta Air Lines, Inc. ..............................        389,200
       4,200 * FDX Corp. ........................................        389,812
       4,100 Rollins Truck Leasing Corp. ........................         38,694

   Shares                                                             Value

 COMMON STOCKS - continued
             Transportation - continued
       1,700 * UAL Corp. .......................................   $    132,175
       1,500 Union Pacific Corp. ...............................         80,156
      20,000 * US Airways Group, Inc. ..........................        976,250
       2,400 Xtra Corp. ........................................         91,950
                                                                   ------------
                                                                      3,572,756
                                                                   ------------
             Utilities - Electric - 0.5%
       1,900 * Calpine Corp. ...................................         69,231
       2,200 Conectiv, Inc. ....................................         42,625
       1,300 Consolidated Edison, Inc. .........................         58,906
       2,000 Firstenergy Corp. .................................         55,875
       2,800 Florida Progress Corp. ............................        105,700
       3,400 FPL Group, Inc. ...................................        181,050
       2,000 Ipalco Enterprises.................................         43,875
       3,600 Oge Energy Corp. ..................................         81,225
       4,100 PECO Energy Co. ...................................        189,625
      10,000 PG & E Corp. ......................................        310,625
       1,200 Pinnacle West Capital Corp. .......................         43,650
       3,000 Public Service Enterprise Group, Inc. .............        114,563
       1,400 TNP Enterprises, Inc. .............................         40,250
                                                                   ------------
                                                                      1,337,200
                                                                   ------------
             Utilities - Telephone - 3.6%
      16,900 Ameritech Corp. ...................................        978,088
      23,290 AT&T Corp. ........................................      1,858,855
       8,700 Bell Atlantic Corp. ...............................        449,681
      25,000 BellSouth Corp. ...................................      1,001,563
       4,600 Century Telephone Enterprises, Inc. ...............        323,150
      24,000 Frontier Corp. ....................................      1,245,000
       3,000 GTE Corp. .........................................        181,500
      19,500 SBC Communications, Inc. ..........................        918,938
      18,900 Sprint Corp. ......................................      1,854,562
       6,000 * Sprint Corp. (PCS Group).........................        265,875
       3,700 U.S. West, Inc. ...................................        203,731
                                                                   ------------
                                                                      9,280,943
                                                                   ------------
             Total Common Stocks
              (cost $244,402,860)...............................    241,283,738
                                                                   ------------
  Principal
   Amount
 SHORT-TERM INVESTMENTS - 6.0%
             Repurchase Agreement - 6.0%
 $15,234,000 State Street Bank & Trust Company purchased
              3/31/99, 4.00% maturing 4/1/99, maturity value
              $15,235,693 (cost $15,234,000) (a)................     15,234,000
                                                                   ------------

             Total Investments -
              (cost $259,636,860)........................   100.7%  256,517,738
             Other Assets and
              Liabilities - net..........................    (0.7)   (1,745,673)
                                                            -----  ------------
             Net Assets..................................   100.0% $254,772,065
                                                            =====  ============

* Non-income producing securities.
(a) At March 31, 1999, the repurchase agreement was collateralized by:
    $14,715,000 U.S. Treasury Bills, 6.25%, 8/15/23; value including ac-crued interest - $15,542,719.

Summary of Abbreviations:
ADR  American Depository Receipts
REIT Real Estate Investment Trust

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                                 Masters Fund
--------------------------------------------------------------------------------
                      Statement of Assets and Liabilities
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------

 Assets
 Identified cost of securities.................................  $259,636,860
 Net unrealized gain or loss on securities.....................    (3,119,122)
------------------------------------------------------------------------------
 Market value of securities....................................  $256,517,738
 Cash..........................................................           801
 Receivable for securities sold................................       640,852
 Receivable for Fund shares sold...............................     2,403,137
 Dividends and interest receivable.............................       144,105
 Prepaid expenses and other assets.............................       116,838
------------------------------------------------------------------------------
  Total assets.................................................   259,823,471
------------------------------------------------------------------------------
 Liabilities
 Payable for securities purchased..............................     3,757,275
 Payable for Fund shares redeemed..............................       969,351
 Advisory fee payable..........................................       160,791
 Distribution Plan expenses payable............................        52,653
 Due to other related parties..................................         5,320
 Accrued expenses and other liabilities........................       106,016
------------------------------------------------------------------------------
  Total liabilities............................................     5,051,406
------------------------------------------------------------------------------
 Net assets....................................................  $254,772,065
------------------------------------------------------------------------------
 Net assets represented by
 Paid-in capital...............................................  $259,200,092
 Undistributed net investment loss.............................      (286,343)
 Accumulated net realized gains or losses on securities and
  foreign currency related transactions........................    (1,022,562)
 Net unrealized gains or losses on securities..................    (3,119,122)
------------------------------------------------------------------------------
 Total net assets..............................................  $254,772,065
------------------------------------------------------------------------------
 Net assets consist of
 Class A.......................................................  $183,556,637
 Class B.......................................................    67,106,626
 Class C.......................................................     3,676,906
 Class Y.......................................................       431,896
------------------------------------------------------------------------------
 Total net assets..............................................  $254,772,065
------------------------------------------------------------------------------
 Shares outstanding
 Class A.......................................................    18,794,748
 Class B.......................................................     6,874,960
 Class C.......................................................       377,166
 Class Y.......................................................        44,197
------------------------------------------------------------------------------
 Net asset value per share
 Class A.......................................................  $       9.77
------------------------------------------------------------------------------
 Class A--Offering price (based on sales charge of 4.75%)......  $      10.26
------------------------------------------------------------------------------
 Class B.......................................................  $       9.76
------------------------------------------------------------------------------
 Class C.......................................................  $       9.75
------------------------------------------------------------------------------
 Class Y.......................................................  $       9.77
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                                 Masters Fund
--------------------------------------------------------------------------------
                            Statement of Operations
For the period from December 31, 1998 (Commencement of Operations) to March 31,
                                1999 (Unaudited)

--------------------------------------------------------------------------------

 Investment income
 Dividends (net of foreign withholding taxes of $601)...........   $   363,543
 Interest.......................................................       236,698
-------------------------------------------------------------------------------
 Total investment income........................................       600,241
-------------------------------------------------------------------------------
 Expenses
 Advisory fee...................................................       489,251
 Distribution Plan expenses.....................................       201,191
 Transfer agent fee.............................................        90,596
 Administrative services fees...................................        13,136
 Trustees' fees and expenses....................................         2,024
 Registration and filing fees...................................        83,690
 Organization expenses..........................................        20,154
 Other..........................................................        57,642
-------------------------------------------------------------------------------
  Total expenses................................................       957,684
  Less: Fee credits.............................................        (2,143)
    Fee waivers.................................................       (68,957)
-------------------------------------------------------------------------------
  Net expenses..................................................       886,584
-------------------------------------------------------------------------------
 Net investment loss............................................      (286,343)
-------------------------------------------------------------------------------
 Net realized and unrealized gains or losses on securities and foreign currency related transactions
 Net realized gains or losses on:
  Securities....................................................    (1,020,003)
  Foreign currency related transactions.........................        (2,559)
-------------------------------------------------------------------------------
 Net realized gains or losses on securities and foreign currency
  related transactions..........................................    (1,022,562)
-------------------------------------------------------------------------------
 Net change in unrealized gains or losses on securities.........    (3,119,122)
-------------------------------------------------------------------------------
 Net realized and unrealized gains or losses on securities and
  foreign currency related transactions.........................    (4,141,684)
-------------------------------------------------------------------------------
 Net decrease in net assets resulting from operations...........   $(4,428,027)
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                                 Masters Fund
--------------------------------------------------------------------------------
                       Statement of Changes in Net Assets
For the period from December 31, 1998 (Commencement of Operations) to March 31,
                                1999 (Unaudited)

--------------------------------------------------------------------------------

 Operations
 Net investment loss.............................................  $   (286,343)
 Net realized gains or losses on securities and foreign currency
  related transactions...........................................    (1,022,562)
 Net change in unrealized gains or losses on securities..........    (3,119,122)
--------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations...........    (4,428,027)
--------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold.......................................   274,901,232
 Payment for shares redeemed.....................................   (15,701,140)
--------------------------------------------------------------------------------
  Net increase in net assets resulting from capital shares
   transactions..................................................   259,200,092
--------------------------------------------------------------------------------
   Total increase in net assets..................................   254,772,065
--------------------------------------------------------------------------------
 Net assets
 Beginning of period.............................................             0
--------------------------------------------------------------------------------
 End of period...................................................  $254,772,065
--------------------------------------------------------------------------------
 Undistributed net investment loss...............................  $   (286,343)
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    Notes to Financial Statements (Unaudited)
1. ORGANIZATION

The Evergreen Masters Fund (the "Fund") is a diversified series of Evergreen Equity Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered un-der the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institu-tional investors or Class Y shareholders of record of certain other funds man-aged by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on a national securities exchange or included on the Nasdaq National Market System ("NMS") and other securities traded in the over-the-counter market are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price. Securities for which market quotations are not readily available, including restricted securities, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the mar-ket value of the securities pledged falls below the carrying value of the re-purchase agreement, including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines es-tablished by the Board of Trustees.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

D. Federal Taxes
The Fund is qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
              Notes to Financial Statements (Unaudited) (continued)

tax liability since it is expected to distribute all of the net investment company taxable income, and net capital gains, if any, to their shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Fund are declared and paid an-nually. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

G. Organization Expenses
Expenses relating to the organization of the Fund are amortized to operations over its initial fiscal year on a straight-line basis.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Evergreen Investment Management ("EIM"), a division of First Union National Bank ("First Union"), serves as the investment advisor to the Fund and is paid an advisory fee that is computed daily and paid monthly at an annual rate of 0.95% of the Fund's average daily net assets.

Evergreen Asset Management Corp. ("EAMC"), a wholly-owned subsidiary of First Union, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam In-vestment Management, Inc. are investment managers to the Fund. Subject to the supervision of EIM, each Manager manages a segment of the Fund's portfolio in accordance with the Fund's investment objective and policies. The Fund pays no direct fees to the investment managers for their services.

EAMC has entered into a sub-advisory agreement with Lieber & Company, an indi-rect wholly owned subsidiary of First Union. Lieber & Company also provides brokerage services with respect to substantially all security transactions exe-cuted for that segment of the Fund managed by EAMC which were effected on the New York or American Stock Exchanges. For the period ended March 31, 1999, the Fund incurred brokerage commissions of $98,131 with Lieber & Company. Lieber & Company is reimbursed by EAMC for providing investment sub-advisory services at no additional expense to the Fund.

During the period ended March 31, 1999, the amount of investment advisory fees waived by EIM and the impact on the Fund's expense ratio represented as a per-centage of its average net assets were $68,957 and 0.13%, respectively.

Evergreen Investment Services ("EIS"), a subsidiary of First Union, serves as the administrator and The BISYS Group, Inc. ("BISYS") serves as the sub-admin-istrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS provides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

The administrator and sub-administrator for the Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the invest-ment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets in-crease, to the average daily net asset value of the Fund.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
              Notes to Financial Statements (Unaudited) (continued)

The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net asset value of the Fund.

During the period ended March 31, 1999, the Fund paid or accrued $10,461 and $2,675, respectively, for administrative and sub-administrative services.

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and are paid at least quarterly.

During the period ended March 31, 1999, amounts paid or accrued to EDI pursuant to Class A, Class B, and Class C Distribution Plans were $104,104, $91,907 and $5,180, respectively.

With respect to Class B, and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Fund are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Fund were as follows:

                                                          Period Ended
                                                       March 31, 1999 (a)
                                                     ------------------------
                                                       Shares       Amount
------------------------------------------------------------------------------
Class A
Shares sold......................................... 19,576,878  $195,337,801
Shares redeemed.....................................   (782,130)   (7,631,554)
------------------------------------------------------------------------------
Net increase........................................ 18,794,748  $187,706,247
------------------------------------------------------------------------------
Class B
Shares sold.........................................  7,014,966  $ 68,771,375
Shares redeemed.....................................   (140,006)   (1,362,859)
------------------------------------------------------------------------------
Net increase........................................  6,874,960  $ 67,408,516
------------------------------------------------------------------------------
Class C
Shares sold.........................................    393,971  $  3,851,464
Shares redeemed.....................................    (16,805)     (163,391)
------------------------------------------------------------------------------
Net increase........................................    377,166  $  3,688,073
------------------------------------------------------------------------------
Class Y
Shares sold.........................................    694,752  $  6,940,592
Shares redeemed.....................................   (650,555)   (6,543,336)
------------------------------------------------------------------------------
Net increase........................................     44,197  $    397,256
------------------------------------------------------------------------------
Net increase in net assets resulting from capital
 share transactions.................................             $259,200,092
------------------------------------------------------------------------------

(a) For the period from December 31, 1998 (commencement of operations) to March 31, 1999.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
              Notes to Financial Statements (Unaudited) (continued)

6. SECURITIES TRANSACTIONS

For the period ended March 31, 1999, cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $277,930,936 and $32,508,072, respectively.

7. EXPENSE OFFSET ARRANGEMENTS

The Fund has entered into expense offset arrangements with ESC and their custo-dian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by the Fund and the impact on the Fund's expense ratio represented as a percentage of its average net assets were $2,143 and 0.01%, respectively, for the period ended March 31, 1999.

8. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

9. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a fi-nancing agreement dated December 22, 1997, as amended on November 20, 1998. Un-der this agreement, the Banks provided an unsecured credit facility in the ag-gregate amount of $400 million ($275 million committed and $125 million uncom-mitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be in-curred on the unused portion of the committed facility, which was allocated to all funds. For its assistance in arranging this financing agreement, the Capi-tal Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administra-tive agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement are unaffected. Dur-ing the period ended March 31, 1999, the Fund had no borrowings under these agreements.

10. YEAR 2000

Like other investment companies, the Fund could be adversely affected if the computer systems used by its investment advisor and other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Fund's investment advisor is taking steps to address this potential year 2000 problem with respect to the computer systems that it uses and to ob-tain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Municipal Bond Fund
Missouri Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898


www.evergreen-funds.com

81674                                                     548737 05/99






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